Financial Instruments - Schedule of Financial Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Assets [Abstract]
Financial asset designated at fair value through other comprehensive income	$ 544,000	$ 600,000
Financial assets at amortized costs	50,811,553	56,884,196
Total	$ 51,355,553	$ 57,484,196